Saving Accounts and Time Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Saving Accounts and Time Deposits
Time deposits		$ 10,343,922	$ 9,743,968
Term savings accounts		224,303	214,120
Other term balances payable		87,949	109,690
Total	$ 15,363,573	$ 10,656,174	$ 10,067,778